Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Other Liabilities [Abstract]
Pension benefit obligation	$ 30,416	$ 28,803
Asset retirement obligations	11,854	11,233	13,660
Non-controlling interests	7,923	7,923
Deferred compensation	3,396	2,672
Derivatives	225	2,296
Other	634	1,351
Other liabilities	$ 54,448	$ 54,278